Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Goodwill

	As at March 31,
	2021		2021	2020
	(In millions)
Balance as on April 1,2020	US$	106.3	Rs.7,770.6	Rs.7,478.7
Impairment (refer note 18 (c))		—	—	(83.1)
Currency translation		3.6	266.6	375.0

Balance as on March 31,2021	US$	109.9	Rs.8,037.2	Rs.7,770.6